Note 15 - Related Party Arrangements	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

15.  Related-Party Transactions

1.         Daniel Teper

Immune Ltd. issued 500,000 ordinary shares to Daniel Teper, Chairman and Chief Executive Officer of Immune Ltd., at its formation in July 2010. At the time of the transaction, Dr. Teper became a 50% owner of Immune Ltd. along with Jean Kadouche (See Note 15 [3]). Immune Ltd. assigned no value to the shares issued in this transaction.

In October 2010, Immune Ltd. issued 4,000,000 ordinary shares in connection with Dr. Teper’s contribution of Immune Pharmaceuticals Corporation, a U.S. company owned and controlled by Dr. Teper. This transaction was between entities under common control and was recorded using the carryover basis of Immune Pharmaceuticals Corporation. Immune Ltd. also entered into a loan agreement with Dr. Teper under which Dr. Teper agreed to lend to Immune Ltd. up to $250,000. The loan bore an interest rate of Libor plus 1.5% and was convertible into Immune Ltd.’s ordinary shares under certain conditions. The loan was due for repayment on the earlier of October 2012 or upon completion of subsequent financing which, when added to previous financing of Immune Ltd., totaled $2 million. Immune Ltd. borrowed a net amount of $108,000 in 2010 and an additional net amount of $80,000 in 2011. In July 2012, Immune Ltd.’s shareholders approved the conversion and repayment of the unpaid balance of the loan and accrued interest amounting to $187,970 into 408,809 ordinary shares at a price per share of $0.4359. The conversion price represented a discount from the fair value of the shares at the time of the conversion of $1.78 and, accordingly, Immune Ltd. recorded a beneficial conversion expense of $549,000 in the third quarter of 2012.

In December 2010, Immune Ltd. entered into a consulting agreement with Dr. Teper under which Immune Ltd. agreed to pay Dr. Teper $25,000 per month for his services as Chief Executive Officer, which became payable upon Immune Ltd. attaining a total of $3 million in financing. In June 2011, Immune Ltd. entered into a services agreement with 21 West Partners LLC, a company owned and controlled by Dr. Teper, under which the Company agreed to pay $200,000 annually for services rendered plus reimbursement for certain expenses. Total expenses recorded for 21 West Partners LLC and Dr. Teper in the aggregate amounted to approximately $200,000, $212,000 and $612,000  in each of the years ended December 31, 2013 and 2012 and the period from July 11, 2010 (inception) through December 31, 2013, respectively. As of December 31, 2013, Immune Ltd.’s outstanding obligations to Dr. Teper under the agreements amounted to $127,000. The consulting agreement with Dr. Teper was terminated in September 2011.

In September 2011, Immune Ltd. entered into an employment agreement with Dr. Teper under which he continued as Immune Ltd.’s Chief Executive Officer. Immune Ltd. agreed to compensate Dr. Teper with a monthly salary of approximately $10,000 plus benefits and reimbursement of certain expenses. Mr. Teper is eligible for an annual bonus of up to 50% of his annual salary based 50% upon successful achievement of personal objectives and the overall performance of his duties and obligations, and 50% on general corporate performance. The agreement is cancelable by Dr. Teper with six months’ prior notice and by Immune Ltd. with twelve months’ prior notice.

In connection with the December 2010 consulting agreement, Immune Ltd. issued ten-year options to Dr. Teper in July 2012 to purchase 300,000 ordinary shares at a price per share of $0.025. The options have vesting provisions based on Immune Ltd. attaining successively higher amounts of financing. All 300,000 options have vested as of December 31, 2013. The fair value of the option grant was $527,000, using the Black-Scholes option pricing formula, which is being expensed over the estimated vesting period. Immune Ltd. awarded a ten-year option grant to purchase 50,000 ordinary shares at a price of $0.4359 per share in July 2012 that was immediately vested. The fair value of the grant was $76,000, which was charged to share compensation expense in the third quarter of 2012.

In June 2012, Immune issued 4,500,000 Founder shares to Dr. Teper in exchange for 4,500,000 shares of ordinary shares he held. Founder shares confer on Dr. Teper the same rights held by ordinary shareholders plus a preference in the event of a Deemed Liquidation event, reflecting a price per share of less than $2.70 or a company valuation of less than $42 million on a fully diluted basis, equal to 125% of the consideration received by the holders of ordinary shares upon distribution; or upon a Deemed Liquidation event reflecting a price per share of more than $2.70 or at a company valuation of more than $42 million on a fully diluted basis equal to 150% of the consideration received by the holders of the ordinary shares upon distribution. Immune Ltd. estimated the fair value of the preference right at $2.8 million, based on management’s assessment of the probabilities of a Deemed Liquidation event occurring at either range against the probability of the Deemed Liquidation not occurring. The merger of Immune Ltd. with the Company meets the definition of Deemed Liquidation event. Immune Ltd. recorded an expense related to the liquidation preference granted to Dr. Teper of approximately $2.8 million on the date of exchange (June 2012) . The closing of the merger with the Company in August 2013 resulted in the issuance of 2,250,000 founder shares of Immune Ltd. and an additional expense was recorded related to the liquidation preference granted to Dr. Teper of approximately $2.0 million. It was determined that the price per share was more than $2.70 or at a company valuation of more than $42 million on a fully diluted basis, so Dr. Teper received 150% of the consideration received by the holders of the ordinary shares upon distribution.

2.         Serge Goldner

In December 2010, Immune Ltd. entered into a consulting agreement with Serge Goldner under which Immune Ltd. agreed to pay $6,500 per month for his services as Chief Financial Officer, which became payable upon Immune Ltd. attaining a total of $2 million in financing. Total expenses recorded for Mr. Goldner pursuant to the consulting agreement amounted to approximately $94,000 in 2011. In January 2012, Immune Ltd. terminated the consulting agreement and entered into an employment agreement with Mr. Goldner under which he continued as Immune Ltd.’s Chief Financial Officer. Immune Ltd. agreed to compensate Mr. Goldner with a monthly salary of approximately $9,000 plus benefits including a company car and reimbursement of certain expenses. Mr. Goldner was eligible for an annual bonus of up to 30% of his annual salary based 50 % upon successful achievement of personal objectives and the overall performance of his duties and obligations, and 50 % on general corporate performance. The agreement is cancelable by Mr. Goldner with six months’ prior notice and by Immune Ltd. with twelve months’ prior notice.

In connection with the December 2010 consulting agreement, Immune Ltd. granted to Mr. Goldner ten-year options to purchase 100,000 ordinary shares at a price per share of $0.025. The options have vesting provisions based on Immune Ltd. attaining successively higher amounts of financing and were all vested as of December 31, 2013. Immune Ltd. assigned no value to the ordinary shares issued to Mr. Goldner. The fair value of the option grant as of the grant date was $176,000, using the Black-Scholes option pricing formula, which was expensed over the estimated vesting period.

In connection with Mr. Goldner’s employment agreement, Immune Ltd. awarded ten-year options to purchase 850,000 ordinary shares in May 2012. 250,000 options have an exercise price of $0.0259 per share and vest quarterly over a two-year period. 600,000 of the options have an exercise price of $0.4359 per share and vest upon the earlier of Immune Ltd. attaining a total of $10 million in financing or upon a Liquidation Event, as defined in the option agreement. The fair value of the grants was approximately $1.4 million as determined by the Black-Scholes option pricing formula and is being expensed over the estimated vesting period.

In November 2012, Immune Ltd. awarded Mr. Goldner an option grant in connection with his continued employment with Immune Ltd. Ten-year options to purchase a total of 95,000 shares were granted at an exercise price of $0.6122 and were immediately vested. The fair value of the grant was approximately $120,000 and was expensed in the fourth quarter of 2012.

Mr. Goldner terminated his employment with Immune Ltd. in April 2013. In connection with the termination, a final agreement was entered in September 2013 whereby options to purchase 700,000 ordinary shares were immediately vested and the exercise term was extended to five years from the date of grant. Immune Ltd. incurred share compensation expense of $241,000 in connection with the termination and immediate acceleration of the vesting of Mr. Goldner’s options.

3.         Jean Elie Kadouche, Ph.D.

Immune issued 500,000 ordinary shares to Jean Elie Kadouche at its formation in July 2010. At the time of the transaction, Dr. Kadouche became a 50% owner of Immune Ltd. Immune Ltd. assigned no value to the shares issued in this transaction.

Dr. Kadouche signed a 12 month consulting agreement with Immune Corp. in October 2009. Compensation under the agreement was $15,000 per month payable after Immune Ltd. raised an aggregate amount of at least $2 million in equity.

In March 2011, Dr. Kadouche and a partner sold to Immune Ltd. the entire right, title and interest for all countries, in and to any and all patents and inventions related to mice producing human antibodies and a method of preparation of human antibodies for the consideration of $20,298 (paid to Immune Pharma (Technologies) SAS, and 800,000 ordinary shares. The transaction was treated as an asset purchase and valued at $680,000 based on the fair value of Immune Ltd.’s ordinary shares on the transaction date of $0.85.

In December 2011, Immune Ltd. entered into a new consulting agreement pursuant to which Dr. Kadouche became a strategic advisor and member of Immune Ltd.’s Scientific Advisory Board. Immune Ltd. expensed fees associated with this agreement of $5,000, $53,000 and $241,000 in the years ended December 31, 2013 and 2012, and the period from July 11, 2010 (inception) to December 31, 2013, respectively. As of December 31, 2013, $20,000 was due to Dr. Kadouche and is presented within due to related parties in the accompanying consolidated balance sheets.

In August 2013, Immune Ltd. and Dr. Kadouche signed a new Consulting Services Agreement in which Dr. Kadouche agreed to serve as Immune Ltd.’s Vice President Biologics R&D and as a member of the Scientific Advisory Board. In consideration for his services, Immune Ltd. agreed to pay a consulting fee of up to $10,000 per any calendar month plus reimbursement of expenses. Dr. Kadouche is also eligible to receive bonus compensation in any calendar year at the discretion of the Board of Directors. Immune Ltd. issued 22,917 shares of its ordinary shares to Dr. Kadouche as compensation for any past services rendered for which payment had not already been made. The shares were valued at $55,000.

4.         Herve de Kergohen

Herve de Kergohen, M.D. was a member of the Company’s board of directors from August 2013 until October 2013. In December 2011, Immune Ltd. agreed to compensate Dr. Kergohen for his services in securing new financing for Immune Ltd. Immune Ltd. agreed to pay Dr. Kergohen 5% of the proceeds from an investment transaction in cash and 50,000 ten-year options to purchase Immune Ltd.’s ordinary shares at an exercise price of $0.0265 per share. Immune Ltd. compensated Dr. Kergohen $43,000 in cash in 2011 for his services in connection with this agreement, and in July 2012 issued ten-year options having a fair value of $88,000 based on the Black-Scholes option pricing formula. The warrants are fully vested.

In July 2012, in connection with his board service, Immune Ltd. awarded Dr. Kergohen options to purchase 50,000 ordinary shares at an exercise price of $0.4359 per share. The options were immediately vested. The fair value of the options, based on the Black-Scholes option pricing formula, was approximately $82,000.

5.         Isaac Kobrin

Isaac Kobrin, M.D., is currently a member of the Company’s board of directors. In November 2011, Immune Ltd. agreed to compensate Dr. Kobrin $5,000 per month for consulting services plus options to purchase 60,000 ordinary shares at an exercise price of $0.0265, which agreement has expired. Immune Ltd. expensed $30,000, $45,000, and $90,000 in the years ended December 31, 2013 and 2012, and the period from July 11, 2010 (inception) to December 31, 2013, respectively, in connection with this agreement. As of December 31, 2013, $60,000 was due to Dr. Kobrin and is presented within due to related parties in the accompanying consolidated balance sheets. Immune Ltd. issued the ten-year options in July 2012 with a fair value of $106,000 based on the Black-Scholes option pricing formula.

In July 2012, in connection with his board service, Immune Ltd. awarded Dr. Kobrin ten-year options to purchase 50,000 ordinary shares at an exercise price of $0.4359 per share. The options were immediately vested. The fair value of the options, based on the Black-Scholes option pricing formula, was approximately $82,000.

In October 2013, in connection with his board service, Immune Ltd. awarded Dr. Kobrin ten-year options to purchase 100,000 ordinary shares at an exercise price of $2.50 per share. Half of the options were immediately vested and half of the options vest within a three year period. The fair value of the options, based on the Black-Scholes option pricing formula, was approximately $242,000.

6.         Rene Tanenbaum

Rene Tanenbaum was a member of Immune Ltd.’s board of directors from August 2011 until October 2012. Immune Ltd. signed a consulting agreement with the firm of Myrtle Potter & Company in March 2012 at which time Ms. Tanenbaum was associated with the firm. In July 2012, Ms. Tanenbaum received an allocation of ten-year options to purchase 42,236 ordinary shares from the total amount of options issued to the firm in connection with the consulting agreement. The options had an exercise price of $0.6122 and were immediately vested. The fair value of the options was approximately $65,000 based on the Black-Scholes option pricing formula.

In July 2012, in connection with her board service, Immune Ltd. awarded Ms. Tanenbaum options to purchase 50,000 ordinary shares at an exercise price of $0.4359 per share. The options were immediately vested. The fair value of the options, based on the Black-Scholes option pricing formula, was approximately $82,000.

In December 2013, in connection with her board service, Immune Ltd. awarded Ms. Tanenbaum options to purchase 90,000 ordinary shares at an exercise price of $2.35 per share. The options were immediately vested. The fair value of the options, based on the Black-Scholes option pricing formula, was approximately $204,000.

7.         David Naveh

Immune Ltd. signed a consulting agreement with David Naveh in November 2009 to provide strategic advice. The contract provided for a monthly fee of $11,500 commencing once Immune Ltd. had raised $2 million in financing. Immune Ltd. expensed $0 for each of the years ended December 31, 2013 and 2012, and $131,000 for the period from July 11, 2010 (inception) to December 31, 2013, respectively, in connection with this agreement.

In January 2011 Immune Ltd. revised its agreement with Mr. Naveh. Immune Ltd. agreed to pay a monthly consulting fee of $5,000 commencing upon Immune Ltd.’s attaining $3 million in financing. Immune Ltd. also agreed to issue to Mr. Naveh ten-year options to purchase 100,000 ordinary shares at an exercise price of $0.0265. The agreement was revised again in April 2012, reducing the consulting fee in return for a grant of ten-year options to purchase 155,000 ordinary shares at a price per share of $0.0265, 115,000 of which vested immediately and 25,000 were to vest upon attaining $3 million in financing and 15,000 were vested on December 31, 2012. All of the options were issued in July 2012. The fair value of the option grants totaled approximately $450,000 based on the Black-Scholes option pricing formula.

David Naveh was a member of Immune Ltd.’s board of directors from August 2011 until October 2012. In July 2012, in connection with his board service, Immune Ltd. awarded Mr. Naveh ten-year options to purchase 50,000 ordinary shares at an exercise price of $0.4359 per share. The options were immediately vested. The fair value of the options, based on the Black-Scholes option pricing formula, was approximately $82,000.

In January 2013, the consulting agreements with Mr. Naveh were terminated. In connection with the termination, Immune Ltd. agreed to extend the exercisability of the 280,000 vested options for a period of 24 months. Immune Ltd. incurred share-based compensation expense of $0.1 million in connection with the vesting.

8.         Simon Benita, Ph.D

Simon Benita, Ph.D., is the chairman of Immune Ltd.’s Scientific Advisory Board and a professor at the Hebrew University of Jerusalem. In June 2010, Immune Ltd. signed a consulting agreement with Dr. Benita related to his work in nano- and micro-particulate drug delivery systems. Immune Ltd. expensed $135,000 in connection with the agreement during the period from July 11, 2010 (inception) to December 31, 2013. In May 2012, in connection with the agreement, Immune Ltd. issued ten-year options to purchase 100,000 ordinary shares, 50,000 of which are immediately exercisable at $0.0265 and 50,000 are immediately exercisable at $0.4359. The fair value of the options was approximately $167,000 based on the Black-Scholes option pricing formula.

In April 2011, Yissum granted Immune Ltd. a license that includes patents, research results and knowhow related to the NanomAbs technology. Yissum granted Immune an exclusive license, with a right to sub-license, to make commercial use of the licensed technology in order to develop, manufacture, market, distribute or sell products derived from the license. As consideration for the grant of the license, Immune is required to pay the following consideration: (i) royalties in the amount of up to 4.5% of net sales; (ii) an annual license maintenance fee between $30,000 for the first year and up to a maximum of $100,000 from the first year through the sixth year; (iii) research fees of at least $300,000 for the first year and at least $100,000 from the second year through the sixth year (but, not to exceed $1,800,000 in the aggregate); (iv) milestone payments up to $8,550,000 (based on the attainment of certain milestones, including IND application submission, patient enrollment in clinical trials, regulatory approval and commercial sales); (v) sub-license fees in amounts up to 18% of any sub-license consideration; and (vi) equity consideration in the amount of 8% of the ordinary shares of Immune on a fully diluted basis (which at the time equaled 800,000 ordinary shares). The license expires, on a country-by-country basis, upon the later of the expiration of (i) the last valid licensed patent, (ii) any exclusivity granted by a governmental or regulatory body on any product developed through the use of the licensed technology or (iii) the 15-year period commencing on the date of the first commercial sale of any product developed through the use of the licensed technology. Upon the expiration of the license, Immune will have a fully-paid, non-exclusive license to the licensed technology. In addition, Immune undertook to finance (up to $1.8 million) the performance of research by Dr. Benita with respect to designing drug targeted delivery systems able to deliver cytotoxic drugs selectively at the target tumor site using mAbs as ligand targeting moieties for a period of three years commencing in April 2011.

In October 2012, Immune Ltd. issued to Dr. Benita ten-year options to purchase 50,000 ordinary shares at an exercise price of $0.6122 per share. The options were immediately vested. The fair value of the option grant was approximately $70,000 based on the Black-Scholes option pricing formula. As of December 31, 2013, $0.1 million is payable by the Company to Dr. Benita.

9.         Mark E. Rothenberg, M.D., Ph.D

Mark E. Rothenberg, M.D., Ph.D. is the co-chairman of Immune Ltd.’s Scientific Advisory Board. In March 2011, Immune Ltd. agreed to compensate Dr. Rothenberg $5,000 per month for consulting services plus 400,000 ordinary shares. Immune Ltd. expensed $60,000, $60,000 and $193,000 in connection with the agreement for the years ended December 31, 2013 and 2012, and for the period from July 11, 2010 (inception) to December 31, 2013, respectively. The share grant was valued at $340,000 based on the fair value of the share as of the date of grant.

In November 2012, in connection with his service on Immune Ltd.’s Scientific Advisory Board, Immune Ltd. awarded Dr. Rothenberg ten-year options to purchase 50,000 ordinary shares at an exercise price of $0.6122 per share. The options were immediately vested. The fair value of the options, based on the Black-Scholes option pricing formula, was approximately $70,000. As of December 31, 2013, $0.1 million is payable by the Company to Dr. Rothenberg.

In December 2013, in connection with his board service, Immune Ltd. awarded Mr. Rothenberg options to purchase 50,000 ordinary shares at an exercise price of $2.35 per share. The options were immediately vested. The fair value of the options, based on the Black-Scholes option pricing formula, was approximately $114,000.

10.       Philippe Salphati

In June 2010, Philippe Salphati, an investor in the Company , signed a consulting agreement with Immune Ltd. and became a member of Immune Ltd.’s Board of Strategic Advisors. The agreement compensated Mr. Salphati with a fee of $5,000 per quarter, payable commencing upon Immune Ltd.’s attaining $3.0 million in financing. Immune Ltd. expensed $20,000, $0, and $70,000 in connection with the agreement in the years ended December 31, 2013 and 2012, and the period from July 11, 2010 (inception) to December 31, 2013, respectively. As of December 31, 2013, $10,000 is payable by the Company to Philippe Salphati. In January 2012, in connection with the agreement, Immune Ltd. issued ten year options to purchase 20,000 ordinary shares with an exercise price of $0.0265. These options vest quarterly over four years. Immune Ltd. also issued ten year options to purchase 13,926 ordinary shares at an exercise price of $0.0265 that were vested immediately in connection with Mr. Salphati’s investment in Immune Ltd.’s ordinary shares. In November 2012, Immune Ltd. also issued options to purchase 3,250 ordinary shares at an exercise price of $2.00. The ordinary shares purchase was made at a fair value of $1.71 per share, and the option grants had a fair value of approximately $62,000 based on the Black-Scholes option pricing formula.

11.       Omar Chane

In March 2012, Omar Chane, an investor in the Company, signed a consulting agreement with Immune Ltd. and became a member of Immune Ltd.’s Board of Strategic Advisors. No cash compensation was payable under the agreement. In January 2012, in connection with the agreement, Immune Ltd. issued ten-year options to purchase 10,000 ordinary shares with an exercise price of $0.0265. These options were immediately vested. The options had a grant date fair value of approximately $17,000 based on the Black-Scholes option pricing formula.

12.        Daniel Kazado and Melini Capital Corp.

In October 2013, in connection with his appointment as a member to board of directors of the Company, Immune Ltd. awarded Daniel Kazado ten-year options to purchase 100,000 ordinary shares at an exercise price of $2.50 per share. Half of the options were immediately vested and half of the options vest within a three year period. The fair value of the options, based on the Black-Scholes option pricing formula, was approximately $242,000.

In January 2014, the Company entered into a consulting agreement with Melini Capital Corp., to which Mr. Kazado is related. In accordance with the agreement, Melini Capital Corp. shall be entitled to an annual grant of 200,000 restricted shares of common stock of the Company.

Melini Capital Corp. had previously received options to receive an aggregate of 750,000 shares of common stock. As of December 31, 2013, those options have completely vested. The options had a grant date fair value aggregating approximately $1.2 million based on the Black-Scholes option pricing formula.

In April 2014, the Company entered into a revolving line of credit with Melini Capital Corp. (See Note 17).